Inventories	12 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Inventories

9. Inventories

	2026	2025
Soybean	98,086	120,562
Corn	47,491	15,156
Bean	10,779	18,934
Cotton	4,783	23,638
Other harvests	1,328	909
Agricultural products – formation costs	162,467	179,199
Agricultural products – fair value	27,051	48,202
Agricultural products – adjustment to recoverable amount	(1,267)	(5,288)
Agricultural inputs	84,006	71,405
	272,257	293,518

9.1 Adjustment to realizable value of inventories of agricultural products

At June 30, 2024	(762)
Adjustment to recoverable value of agricultural products, net	(8,069)
Realization as cost of sales	3,543
At June 30, 2025	(5,288)
Adjustment to recoverable value of agricultural products, net	(1,074)
Realization as cost of sales	5,095
At June 30, 2026	(1,267)